Administrative Class Prospectus Supplement

January 26, 2009

Morgan Stanley Institutional Liquidity Funds

Supplement dated January 26, 2009 to the Administrative Class Prospectus dated February 29, 2008 of:

Administrative Class Portfolios

Money Market Portfolio

Prime Portfolio

Government Portfolio

Government Securities Portfolio

Treasury Portfolio

Treasury Securities Portfolio

Tax-Exempt Portfolio

The Fund, on behalf of all Portfolios open to shareholders on September 19, 2008 (Money Market, Prime, Government, Government Securities, Treasury and Tax-Exempt Portfolios), currently participates in the U.S. Treasury Temporary Guarantee Program for Money Market Funds ("Guarantee Program"). The Guarantee Program was scheduled to expire on December 18, 2008 unless extended by the U.S. Treasury Department. On November 24, 2008, the Treasury announced the extension of the Guarantee Program until April 30, 2009, and the Fund continues to participate in this Guarantee Program. Under the Guarantee Program, the U.S. Treasury will guarantee the share price of any participating fund held by a shareholder as of the close of business on September 19, 2008. Any additional investments made by a shareholder after September 19, 2008 in excess of the amount held on that date will not be covered. The Fund will bear the expenses of participating in the Guarantee Program and any subsequent extensions. Further information about the Guarantee Program can be obtained at www.ustreas.gov.

Please retain this supplement for future reference.

LFADMSPT4

Advisory Class Prospectus Supplement

January 26, 2009

Morgan Stanley Institutional Liquidity Funds

Supplement dated January 26, 2009 to the Advisory Class Prospectus dated February 29, 2008 of:

Advisory Class Portfolios

Money Market Portfolio

Prime Portfolio

Government Portfolio

Government Securities Portfolio

Treasury Portfolio

Treasury Securities Portfolio

Tax-Exempt Portfolio

The Fund, on behalf of all Portfolios open to shareholders on September 19, 2008 (Money Market, Prime, Government, Government Securities, Treasury and Tax-Exempt Portfolios), currently participates in the U.S. Treasury Temporary Guarantee Program for Money Market Funds ("Guarantee Program"). The Guarantee Program was scheduled to expire on December 18, 2008 unless extended by the U.S. Treasury Department. On November 24, 2008, the Treasury announced the extension of the Guarantee Program until April 30, 2009, and the Fund continues to participate in this Guarantee Program. Under the Guarantee Program, the U.S. Treasury will guarantee the share price of any participating fund held by a shareholder as of the close of business on September 19, 2008. Any additional investments made by a shareholder after September 19, 2008 in excess of the amount held on that date will not be covered. The Fund will bear the expenses of participating in the Guarantee Program and any subsequent extensions. Further information about the Guarantee Program can be obtained at www.ustreas.gov.

Please retain this supplement for future reference.

LFADVSPT4

Cash Management Class Prospectus Supplement

January 26, 2009

Morgan Stanley Institutional Liquidity Funds

Supplement dated January 26, 2009 to the Cash Management Class Prospectus dated February 29, 2008 of:

Cash Management Class Portfolios

Money Market Portfolio

Prime Portfolio

Government Portfolio

Government Securities Portfolio

Treasury Portfolio

Treasury Securities Portfolio

Tax-Exempt Portfolio

The Fund, on behalf of all Portfolios open to shareholders on September 19, 2008 (Money Market, Prime, Government, Government Securities, Treasury and Tax-Exempt Portfolios), currently participates in the U.S. Treasury Temporary Guarantee Program for Money Market Funds ("Guarantee Program"). The Guarantee Program was scheduled to expire on December 18, 2008 unless extended by the U.S. Treasury Department. On November 24, 2008, the Treasury announced the extension of the Guarantee Program until April 30, 2009, and the Fund continues to participate in this Guarantee Program. Under the Guarantee Program, the U.S. Treasury will guarantee the share price of any participating fund held by a shareholder as of the close of business on September 19, 2008. Any additional investments made by a shareholder after September 19, 2008 in excess of the amount held on that date will not be covered. The Fund will bear the expenses of participating in the Guarantee Program and any subsequent extensions. Further information about the Guarantee Program can be obtained at www.ustreas.gov.

Please retain this supplement for future reference.

LFCMCSPT4

Institutional Class Prospectus Supplement

January 26, 2009

Morgan Stanley Institutional Liquidity Funds

Supplement dated January 26, 2009 to the Institutional Class Prospectus dated February 29, 2008 of:

Institutional Class Portfolios

Money Market Portfolio

Prime Portfolio

Government Portfolio

Government Securities Portfolio

Treasury Portfolio

Treasury Securities Portfolio

Tax-Exempt Portfolio

The Fund, on behalf of all Portfolios open to shareholders on September 19, 2008 (Money Market, Prime, Government, Government Securities, Treasury and Tax-Exempt Portfolios), currently participates in the U.S. Treasury Temporary Guarantee Program for Money Market Funds ("Guarantee Program"). The Guarantee Program was scheduled to expire on December 18, 2008 unless extended by the U.S. Treasury Department. On November 24, 2008, the Treasury announced the extension of the Guarantee Program until April 30, 2009, and the Fund continues to participate in this Guarantee Program. Under the Guarantee Program, the U.S. Treasury will guarantee the share price of any participating fund held by a shareholder as of the close of business on September 19, 2008. Any additional investments made by a shareholder after September 19, 2008 in excess of the amount held on that date will not be covered. The Fund will bear the expenses of participating in the Guarantee Program and any subsequent extensions. Further information about the Guarantee Program can be obtained at www.ustreas.gov.

Please retain this supplement for future reference.

LFICSPT4

Investor Class Prospectus Supplement

January 26, 2009

Morgan Stanley Institutional Liquidity Funds

Supplement dated January 26, 2009 to the Investor Class Prospectus dated February 29, 2008 of:

Investor Class Portfolios

Money Market Portfolio

Prime Portfolio

Government Portfolio

Government Securities Portfolio

Treasury Portfolio

Treasury Securities Portfolio

Tax-Exempt Portfolio

The Fund, on behalf of all Portfolios open to shareholders on September 19, 2008 (Money Market, Prime, Government, Government Securities, Treasury and Tax-Exempt Portfolios), currently participates in the U.S. Treasury Temporary Guarantee Program for Money Market Funds ("Guarantee Program"). The Guarantee Program was scheduled to expire on December 18, 2008 unless extended by the U.S. Treasury Department. On November 24, 2008, the Treasury announced the extension of the Guarantee Program until April 30, 2009, and the Fund continues to participate in this Guarantee Program. Under the Guarantee Program, the U.S. Treasury will guarantee the share price of any participating fund held by a shareholder as of the close of business on September 19, 2008. Any additional investments made by a shareholder after September 19, 2008 in excess of the amount held on that date will not be covered. The Fund will bear the expenses of participating in the Guarantee Program and any subsequent extensions. Further information about the Guarantee Program can be obtained at www.ustreas.gov.

Please retain this supplement for future reference.

LFINVRSPT4

Participant Class Prospectus Supplement

January 26, 2009

Morgan Stanley Institutional Liquidity Funds

Supplement dated January 26, 2009 to the Participant Class Prospectus dated February 29, 2008 of:

Participant Class Portfolios

Money Market Portfolio

Prime Portfolio

Government Portfolio

Government Securities Portfolio

Treasury Portfolio

Treasury Securities Portfolio

Tax-Exempt Portfolio

The Fund, on behalf of all Portfolios open to shareholders on September 19, 2008 (Money Market, Prime, Government, Government Securities, Treasury and Tax-Exempt Portfolios), currently participates in the U.S. Treasury Temporary Guarantee Program for Money Market Funds ("Guarantee Program"). The Guarantee Program was scheduled to expire on December 18, 2008 unless extended by the U.S. Treasury Department. On November 24, 2008, the Treasury announced the extension of the Guarantee Program until April 30, 2009, and the Fund continues to participate in this Guarantee Program. Under the Guarantee Program, the U.S. Treasury will guarantee the share price of any participating fund held by a shareholder as of the close of business on September 19, 2008. Any additional investments made by a shareholder after September 19, 2008 in excess of the amount held on that date will not be covered. The Fund will bear the expenses of participating in the Guarantee Program and any subsequent extensions. Further information about the Guarantee Program can be obtained at www.ustreas.gov.

Please retain this supplement for future reference.

LFPCSPT4

Service Class Prospectus Supplement

January 26, 2009

Morgan Stanley Institutional Liquidity Funds

Supplement dated January 26, 2009 to the Service Class Prospectus dated February 29, 2008 of:

Service Class Portfolios

Money Market Portfolio

Prime Portfolio

Government Portfolio

Government Securities Portfolio

Treasury Portfolio

Treasury Securities Portfolio

Tax-Exempt Portfolio

The Fund, on behalf of all Portfolios open to shareholders on September 19, 2008 (Money Market, Prime, Government, Government Securities, Treasury and Tax-Exempt Portfolios), currently participates in the U.S. Treasury Temporary Guarantee Program for Money Market Funds ("Guarantee Program"). The Guarantee Program was scheduled to expire on December 18, 2008 unless extended by the U.S. Treasury Department. On November 24, 2008, the Treasury announced the extension of the Guarantee Program until April 30, 2009, and the Fund continues to participate in this Guarantee Program. Under the Guarantee Program, the U.S. Treasury will guarantee the share price of any participating fund held by a shareholder as of the close of business on September 19, 2008. Any additional investments made by a shareholder after September 19, 2008 in excess of the amount held on that date will not be covered. The Fund will bear the expenses of participating in the Guarantee Program and any subsequent extensions. Further information about the Guarantee Program can be obtained at www.ustreas.gov.

Please retain this supplement for future reference.

LFSCSSPT4